Income tax - Schedule of tax losses and excess (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income tax [Abstract]
Tax Losses unused	$ 5,513	$ 4,752
Total	$ 5,513	$ 4,752